Pay vs Performance Disclosure		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

					Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($, in thousands)(7)	Adjusted Non-GAAP Earnings Per Share ($)(8)
Year	Summary Compensation Table Total for PEO ($)(1) (2)		Compensation Actually Paid to PEO ($)(2) (3)				Total Shareholder Return	Peer Group Total Shareholder Return(6)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
	PEO – 1	PEO – 2	PEO – 1	PEO – 2
2025	6,741,212	n.a.	8,798,416	n.a.	1,874,143	2,208,203	122.33	105.51	869,193	42.89
2024	6,938,864	n.a.	6,518,309	n.a.	1,647,649	1,724,112	107.37	102.34	863,140	41.11
2023	8,530,989	n.a.	4,664,662	n.a.	1,438,196	309,455	106.43	102.86	788,778	38.26
2022	6,472,835	n.a.	4,632,617	n.a.	1,534,933	1,165,135	126.83	108.96	872,502	39.39
2021	12,046,903	816,467	15,803,547	17,202,243	1,977,815	4,311,764	148.92	139.00	768,985	33.61
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for our Principal Executive Officer(s) for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)	In 2021, the company had two Principal Executive Officers (PEO). Olivier Filliol (PEO – 2, in the table above) was the PEO until April 1, 2021. Patrick Kaltenbach (PEO – 1, in the table above) is the PEO since April 1, 2021.
(3)	The dollar amounts reported in column (c) represent the “Compensation Actually Paid” to the applicable PEO for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation Table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our PEOs.

The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Year End Fair Value of Equity Awards Granted ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid to PEO ($)
PEO – 1
2025	6,741,212	4,902,841	5,518,423	634,953	806,668	8,798,416

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs were Shawn P. Vadala and Marc de La Guéronnière for all periods shown above. For 2021, Peter Aggersbjerg, the Head of Divisions during those periods, was also an NEO. For 2021 through 2024, Gerry Keller, Head of Process Analytics, was also an NEO. For 2022, 2023, 2024, and 2025 Richard Wong is also an NEO. For 2025, Susan Graham-Bryce, Chief Human Resources Officer, is also an NEO.

(5)The dollar amounts reported in column (e) represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding the PEOs) for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our NEOs. The NEOs included for purposes of these calculations are described in footnote 4.

The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Year End Fair Value of Equity Awards Granted ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,874,143	1,128,213	1,260,926	36,458	164,888	2,208,203

(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: SIC Code 3826 Index – Laboratory Analytical Instruments.
(7)	The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.
(8)	While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that non-GAAP earnings per share is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs (including the PEOs), for the most recently completed fiscal year, to company performance.

Adjusted earnings per share (EPS) is a non-GAAP measure. For 2025, excludes purchased intangible amortization (net of tax) of $21.1 million, restructuring charges (net of tax) of $14.5 million and a net benefit (net of tax) of $3.6 million related to contingent consideration associated with previous acquisitions less acquisition transaction costs (net of tax) of $1.7 million. Also excludes operating results not considered in the target and a $19.5 million non-cash benefit resulting from the reduction of uncertain tax position liabilities and valuation allowance related to the settlement of a tax audit. For 2024, excludes purchased intangible amortization (net of tax) of $20.1 million, restructuring charges (net of tax) of $16.0 million, and other costs (net of tax) of $0.3 million. Also excludes a $23.0 million one-time non-cash benefit resulting from the reduction of uncertain tax position liabilities related to the settlement of a tax audit. For 2023, excludes purchased intangible amortization (net of tax) of $20.5 million and restructuring charges (net of tax) of $26.5 million. Adjusted EPS also was increased to restate our actual tax rate to our budgeted tax rate before non-recurring items. For 2022, excludes purchased intangible amortization (net of tax) of $19.8 million, acquisition transaction costs (net of tax) of $0.7 million, and restructuring charges (net of tax) of $7.8 million. Adjusted EPS also was reduced in 2022 to restate our actual tax rate to our budgeted tax rate before non-recurring items and exclude operating results not considered in the target. For 2021, excludes purchased intangible amortization (net of tax) of $16.3 million, acquisition charges (net of tax) of $8.2 million pertaining to increased contingent consideration and transaction costs, and restructuring charges (net of tax) of $4.2 million. Adjusted EPS also was reduced in 2021 to restate our actual tax rate to our budgeted tax rate before non-recurring items and exclude operating results not considered in the target.

Named Executive Officers, Footnote				The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs were Shawn P. Vadala and Marc de La Guéronnière for all periods shown above. For 2021, Peter Aggersbjerg, the Head of Divisions during those periods, was also an NEO. For 2021 through 2024, Gerry Keller, Head of Process Analytics, was also an NEO. For 2022, 2023, 2024, and 2025 Richard Wong is also an NEO. For 2025, Susan Graham-Bryce, Chief Human Resources Officer, is also an NEO.
Peer Group Issuers, Footnote				Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: SIC Code 3826 Index – Laboratory Analytical Instruments.
Adjustment To PEO Compensation, Footnote

The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Year End Fair Value of Equity Awards Granted ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid to PEO ($)
PEO – 1
2025	6,741,212	4,902,841	5,518,423	634,953	806,668	8,798,416

Non-PEO NEO Average Total Compensation Amount	[1]			$ 1,874,143	$ 1,647,649	$ 1,438,196	$ 1,534,933	$ 1,977,815
Non-PEO NEO Average Compensation Actually Paid Amount	[2]			$ 2,208,203	1,724,112	309,455	1,165,135	4,311,764
Adjustment to Non-PEO NEO Compensation Footnote

The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Year End Fair Value of Equity Awards Granted ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,874,143	1,128,213	1,260,926	36,458	164,888	2,208,203

Compensation Actually Paid vs. Total Shareholder Return				Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income				Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure				Compensation Actually Paid and Adjusted non-GAAP Earnings Per Share
Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The following chart describes the relationship between our TSR and that of our peer group: the SIC Code 3826 Index – Laboratory Analytical Instruments, assuming an investment of $100.00 on December 31, 2020.

Tabular List, Table

Most Important Measures for Determining NEO Pay
Non-GAAP earnings per share
Net cash flow
Group sales at budgeted currency rates
Total shareholder return relative to the S&P 500 Healthcare Index and the S&P 500 Industrials Index

Total Shareholder Return Amount				$ 122.33	107.37	106.43	126.83	148.92
Peer Group Total Shareholder Return Amount	[3]			105.51	102.34	102.86	108.96	139.00
Net Income (Loss) Attributable to Parent	[4]			$ 869,193,000	$ 863,140,000	$ 788,778,000	$ 872,502,000	$ 768,985,000
Company Selected Measure Amount	[5]			42.89	41.11	38.26	39.39	33.61
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Non-GAAP earnings per share
Non-GAAP Measure Description				While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that non-GAAP earnings per share is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs (including the PEOs), for the most recently completed fiscal year, to company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Net cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Group sales at budgeted currency rates
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Total shareholder return relative to the S&P 500 Healthcare Index and the S&P 500 Industrials Index
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 1,128,213
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,260,926
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				36,458
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				164,888
PEO One [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6],[7]			6,741,212	$ 6,938,864	$ 8,530,989	$ 6,472,835	$ 12,046,903
PEO Actually Paid Compensation Amount	[6],[8]			$ 8,798,416	$ 6,518,309	$ 4,664,662	$ 4,632,617	15,803,547
PEO Name			Patrick Kaltenbach	Patrick Kaltenbach	Patrick Kaltenbach	Patrick Kaltenbach	Patrick Kaltenbach
PEO One [Member] | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 4,902,841
PEO One [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,518,423
PEO One [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				634,953
PEO One [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 806,668
PEO Two [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6],[7]							816,467
PEO Actually Paid Compensation Amount	[6],[8]							$ 17,202,243
PEO Name		Olivier Filliol						Olivier Filliol

[1]	The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs were Shawn P. Vadala and Marc de La Guéronnière for all periods shown above. For 2021, Peter Aggersbjerg, the Head of Divisions during those periods, was also an NEO. For 2021 through 2024, Gerry Keller, Head of Process Analytics, was also an NEO. For 2022, 2023, 2024, and 2025 Richard Wong is also an NEO. For 2025, Susan Graham-Bryce, Chief Human Resources Officer, is also an NEO.
[2]	The dollar amounts reported in column (e) represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding the PEOs) for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our NEOs. The NEOs included for purposes of these calculations are described in footnote 4.
[3]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: SIC Code 3826 Index – Laboratory Analytical Instruments.
[4]	The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.
[5]	While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that non-GAAP earnings per share is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs (including the PEOs), for the most recently completed fiscal year, to company performance.
[6]	In 2021, the company had two Principal Executive Officers (PEO). Olivier Filliol (PEO – 2, in the table above) was the PEO until April 1, 2021. Patrick Kaltenbach (PEO – 1, in the table above) is the PEO since April 1, 2021.
[7]	The dollar amounts reported in column (b) are the amounts of total compensation reported for our Principal Executive Officer(s) for each corresponding year in the “Total” column of the Summary Compensation Table.
[8]	The dollar amounts reported in column (c) represent the “Compensation Actually Paid” to the applicable PEO for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation Table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our PEOs.